Exhibit 99.1

Huntington Auto Trust 2012-2
	Collection Period Beginning Date		11/1/2015
	Collection Period Ending Date		11/30/2015
	Collection Period		38
	Payment Date		12/15/2015

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—%	$—	$—	$—
(2)	Class A-2 Notes	—%	$—	$—	$—
(3)	Class A-3 Notes	6.6%	$11,515,233.98	$11,394,304.57	$120,929.41
(4)	Class A-4 Notes	60.5%	$105,800,000.00	$—	$105,800,000.00
(5)	Class B Notes	8.6%	$15,000,000.00	$—	$15,000,000.00
(6)	Class C Notes	14.0%	$24,500,000.00	$—	$24,500,000.00
(7)	Class D Notes	10.3%	$18,000,000.00	$—	$18,000,000.00
(8)	Total Note Balance	100.0%	$174,815,233.98	$11,394,304.57	$163,420,929.41
(9)	Overcollateralization		$6,500,000.00	$—	$6,500,000.00
(10)	Reserve Account Balance		$2,500,000.00	$—	$2,500,000.00
(11)	Net Pool Balance		$181,315,233.98	$11,394,304.57	$169,920,929.41
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.23000%	$—	$—
(13)	Class A-2 Notes		0.38000%	$—	$—
(14)	Class A-3 Notes		0.51000%	$11,515,233.98	$4,893.97
(15)	Class A-4 Notes		0.68000%	$105,800,000.00	$59,953.33
(16)	Class B Notes		1.07000%	$15,000,000.00	$13,375.00
(17)	Class C Notes		1.37000%	$24,500,000.00	$27,970.83
(18)	Class D Notes		2.11000%	$18,000,000.00	$31,650.00
(19)				$174,815,233.98	$137,843.13
	2. AVAILABLE FUNDS
(20)	Interest Collections		$721,426.82
(21)	Principal Collections		$7,811,315.16
(22)	Repurchased Loans		$22,855.65
(23)	Accounts Paid in Full		$3,394,003.31
(24)	Liquidation Proceeds		$41,162.06
(25)	Recoveries		$57,105.50
(26)	Investment Earnings
(27)	Reimburse Prior Period Servicer Advances		(36,364.45)
(28)	Current Period Servicer Advances		$39,914.79
(29)	Total Collections		$12,051,418.84
(30)	Reserve Account Draw Amount		$—
(31)	Net Cap Receipt (Class A-2B)		$—
(32)	Net Cap Receipt (Class A-3B)		$—
(33)	Total Net Cap Receipt		$—
(34)	Total Available Funds		$12,051,418.84
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(35)	Servicing Fees	1.00%	$151,096.03	$151,096.03	$—
(36)	Class A-1 Notes Interest		$—	$—	$—
(37)	Class A-2 Notes Interest		$—	$—	$—
(38)	Class A-3 Notes Interest		$4,893.97	$4,893.97	$—

(39)	Class A-4 Notes Interest		$59,953.33	$59,953.33	$—
(40)	First Allocation of Principal		$—	$—	$—
(41)	Class B Notes Interest		$13,375.00	$13,375.00	$—
(42)	Second Allocation of Principal		$—	$—	$—
(43)	Class C Notes Interest		$27,970.83	$27,970.83	$—
(44)	Third Allocation of Principal		$—	$—	$—
(45)	Class D Notes Interest		$31,650.00	$31,650.00	$—
(46)	Fourth Allocation of Principal		$4,894,304.57	$4,894,304.57	$—
(47)	Reserve Account Deposit		$—	$—	$—
(48)	Regular Principal Distribution Amount		$6,500,000.00	$6,500,000.00	$—
(49)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(50)	Remaining Funds to Certificate Holders		$368,175.11	$368,175.11	$—
			$12,051,418.84	$12,051,418.84
(51)	Principal Payment		$—
(52)	First Allocation of Principal		$—
(53)	Second Allocation of Principal		$—
(54)	Third Allocation of Principal		$—
(55)	Fourth Allocation of Principal		$4,894,304.57
(56)	Regular Principal Distribution Amount		$6,500,000.00
(57)	Total Principal		$11,394,304.57
	4. POOL INFORMATION
(58)	Pool Balance		$169,920,929
(59)	Number of Receivables Outstanding		23,405
(60)	Weighted Average Contract Rate		4.82%
(61)	Weighted Average Maturity		25.79
	5. OVERCOLLATERALIZATION INFORMATION
(62)	Specified Reserve Account Balance		$2,500,000.00
(63)	Initial Target Credit Enhancement O/C Amount		$9,000,000.00
(64)	Target Credit Enhancement O/C Amount		$6,500,000.00
(65)	Beginning Period O/C Amount		$6,500,000.00
(66)	Ending Period O/C Amount		$6,500,000.00
(67)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(68)	Specified Reserve Account Balance		$2,500,000.00
(69)	Beginning Reserve Account Balance		$2,500,000.00
(70)	Reserve Account Deposits		$—
(71)	Reserve Account Earnings
(72)	Distribute Earnings Collection Account		—
(73)	Reserve Account Draws		$—
(74)	Ending Reserve Account Balance		$2,500,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(75)	Realized Losses for Collection Period		$124,944.23	23	$5,432.36
(76)	Recoveries for Collection Period		$57,105.50	106	$538.73
(77)	Net Loss/(Recovery) for Collection Period		67,838.73
(78)
(79)	Cumulative Losses (net of recoveries) for All Collection Periods		$5,797,584.53
(80)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.57976%

		11/30/2015	10/31/2015	9/30/2015	8/31/2015
(81)	Pool Balance at end of collection period	$169,920,929	$181,315,234	$193,252,974	$206,319,490
(82)	Number of receivables outstanding	23,405	24,066	24,837	25,628
(83)	Average month end Pool Balance	$175,618,082	$187,284,104	$199,786,232	$213,278,904
(84)	Realized Losses for Collection Period	$124,944	$128,110	$228,791	$141,421
(85)	Recoveries for Collection Period	$57,106	$66,641	$55,947	$69,956
(86)	Net Losses for Collection Period	$67,839	$61,468	$172,844	$71,464

(87)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.854%	0.821%	1.374%	0.796%
(88)	Net Losses to Average Pool Balance (annualized)	0.464%	0.394%	1.038%	0.402%

(89)	Four month average Net Losses to Average Pool Balance (annualized)	0.578%

		11/30/2015	10/31/2015	9/30/2015	8/31/2015
(90)	Receivables 31-59 Days Delinquent	$2,361,848.24	$2,531,718.51	$2,450,621.26	$2,610,128.48
(91)	$ As % of Ending Pool Balance	1.39%	1.396%	1.268%	1.265%
(92)	# of Receivables	273	284.00	269	271
(93)	# As % of Ending Pool # of Receivables	1.166%	1.180%	1.083%	1.057%
(94)	Receivables 60-89 Days Delinquent	$595,658.9	$548,296.61	$548,988.8	$699,992.13
(95)	$ As % of Ending Pool Balance	0.351%	0.302%	0.284%	0.339%
(96)	# of Receivables	66	60.00	61	72
(97)	# As % of Ending Pool # of Receivables	0.282%	0.249%	0.246%	0.281%
(98)	Receivables 90 - 119 Days Delinquent	$135,391.7	$211,652.68	$246,189.53	$283,400.49
(99)	$ As % of Ending Pool Balance	0.08%	0.117%	0.127%	0.137%
(100)	# of Receivables	25	28.00	29	39
(101)	# As % of Ending Pool # of Receivables	0.107%	0.116%	0.117%	0.152%
(102)	Receivables 120+ Days Delinquent	$38,304.41	$57,704.03	$36,260.97	$32,848.18
(103)	$ As % of Ending Pool Balance	0.00023	0.00032	0.00019	0.016%
(104)	# of Receivables	4	6	2	3
(105)	# As % of Ending Pool # of Receivables	0.00017	0.00025	0.00008	0.012%
(106)	Total Delinquencies	$3,131,203.25	$3,349,371.83	$3,282,060.56	$3,626,369.28
(107)	$ As % of Ending Pool Balance	0.01843	0.01847	0.01698	1.758%
(108)	# of Receivables	368	378	361	385
(109)	# As % of Ending Pool # of Receivables	0.01572	0.01571	0.01453	1.502%
(110)	Total Repossession	$205,497.15	$188,541.55	$217,464.21	$242,096.23
(111)	# of Receivables	23	23	23	24

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing, except as noted in the Servicer’s Monthly Certificate, as certified by:

Name: Kim Taylor
Title: Senior Vice President
December 10, 2015